AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 63.2%
Information Technology – 25.0%
Communications Equipment – 0.0%
GCI Liberty, Inc.(a) (b) (c) (d)	486	$0

Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(b)	43,056	1,821,269
TE Connectivity PLC	9,480	1,517,463
Zebra Technologies Corp. - Class A(b)	2,649	767,601

		4,106,333

IT Services – 1.4%
Accenture PLC - Class A	3,800	1,203,916

Semiconductors & Semiconductor Equipment – 9.6%
Broadcom, Inc.	9,401	2,275,700
Monolithic Power Systems, Inc.	1,506	996,822
NVIDIA Corp.	18,833	2,544,903
NXP Semiconductors NV	4,672	892,959
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	7,867	1,520,849

		8,231,233

Software – 7.8%
Cadence Design Systems, Inc.(b)	3,117	894,797
Microsoft Corp.	5,890	2,711,521
Palo Alto Networks, Inc.(b)	7,374	1,418,905
Salesforce, Inc.	6,092	1,616,634

		6,641,857

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	6,024	1,209,920

		21,393,259

Health Care – 10.6%
Biotechnology – 1.5%
AbbVie, Inc.	6,587	1,225,907

Health Care Equipment & Supplies – 5.6%
Alcon AG(e)	14,860	1,277,068
Becton Dickinson & Co.	3,620	624,776
GE HealthCare Technologies, Inc.	18,909	1,333,841
Hologic, Inc.(b)	10,837	673,736
Stryker Corp.	2,348	898,439

		4,807,860

Health Care Providers & Services – 0.6%
UnitedHealth Group, Inc.	1,777	536,494

Life Sciences Tools & Services – 0.8%
Danaher Corp.	3,520	668,448

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.1%
Eli Lilly & Co.	1,111	$819,551
Johnson & Johnson	6,361	987,291

		1,806,842

		9,045,551

Financials – 10.6%
Capital Markets – 4.8%
Intercontinental Exchange, Inc.	10,343	1,859,671
Jefferies Financial Group, Inc.	18,783	912,854
LPL Financial Holdings, Inc.	3,274	1,267,562

		4,040,087

Financial Services – 3.5%
Fiserv, Inc.(b)	5,264	856,927
Visa, Inc. - Class A	5,849	2,135,996

		2,992,923

Insurance – 2.3%
Aflac, Inc.	7,835	811,236
Reinsurance Group of America, Inc. - Class A	5,767	1,172,373

		1,983,609

		9,016,619

Industrials – 8.8%
Commercial Services & Supplies – 3.3%
Tetra Tech, Inc.	32,325	1,129,436
Veralto Corp.	17,016	1,719,126

		2,848,562

Construction & Engineering – 1.9%
AECOM	14,712	1,616,113

Electrical Equipment – 3.6%
Emerson Electric Co.	9,696	1,157,509
Rockwell Automation, Inc.	5,991	1,890,460

		3,047,969

		7,512,644

Consumer Discretionary – 3.3%
Automobile Components – 1.6%
Aptiv PLC(b)	20,395	1,362,590

Textiles, Apparel & Luxury Goods – 1.7%
On Holding AG - Class A(b)	24,047	1,428,151

		2,790,741

Utilities – 1.8%
Electric Utilities – 1.8%
NextEra Energy, Inc.	22,202	1,568,349

Consumer Staples – 1.8%
Household Products – 1.8%
Procter & Gamble Co. (The)	9,141	1,552,964

Company	Shares	U.S. $ Value

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Cameco Corp.	18,639	$1,090,941

Total Common Stocks (cost $47,231,987)		53,971,068

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 31.4%
United States – 31.4%
U.S. Treasury Bonds 2.50%, 02/15/2046	$164	110,581
3.00%, 05/15/2042	105	81,896
3.00%, 02/15/2048	464	336,128
3.625%, 02/15/2053	114	90,813
3.875%, 02/15/2043	102	89,326
3.875%, 05/15/2043	80	69,900
4.25%, 02/15/2054	687	611,869
4.375%, 08/15/2043	115	107,371
4.50%, 02/15/2044	51	48,597
4.75%, 11/15/2043	2,783	2,720,970
4.75%, 11/15/2053	2,262	2,189,087
6.125%, 08/15/2029	1,373	1,485,522
U.S. Treasury Notes 0.625%, 05/15/2030	1,143	971,295
2.75%, 08/15/2032	116	105,524
3.50%, 01/31/2028	836	828,100
3.75%, 12/31/2028	362	359,864
3.875%, 12/31/2027	555	555,148
3.875%, 08/15/2033	95	91,955
4.00%, 02/29/2028	521	521,964
4.00%, 06/30/2028	218	218,632
4.00%, 01/31/2029	40	39,796
4.125%, 09/30/2027	1,114	1,119,902
4.125%, 10/31/2027	1,697	1,705,519
4.125%, 11/15/2032	115	114,421
4.375%, 11/30/2028	389	394,713
4.375%, 05/15/2034	2,477	2,479,422
4.50%, 11/15/2033	1,806	1,829,400
4.625%, 09/30/2028	3,545	3,624,311
4.875%, 10/31/2028	1,169	1,204,733
4.875%, 10/31/2030	2,592	2,695,269

Total Governments - Treasuries (cost $27,144,817)		26,802,028

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Banks 4.125%, 01/15/2027	85	85,168
4.50%, 03/13/2026	835	836,770
Federal National Mortgage Association 6.625%, 11/15/2030	1,152	1,294,745

Total Agencies (cost $2,377,525)		2,216,683

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(f) (g) (h) (cost $2,596,556)	2,596,556	$2,596,556

Total Investments – 100.2% (cost $79,350,885)(i)		85,586,335
Other assets less liabilities – (0.2)%		(130,191)

Net Assets – 100.0%		$85,456,144

(a)	Fair valued by the Adviser.
(b)	Non-income producing security.
(c)	Escrow shares.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents entire or partial securities out on loan.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of May 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,956,203 and gross unrealized depreciation of investments was $(3,720,753), resulting in net unrealized appreciation of $6,235,450.

Glossary:

ADR – American Depositary Receipt

AB Sustainable Thematic Balanced Portfolio

May 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$21,393,259	$—	$0	(a)	$21,393,259
Health Care	9,045,551	—	—		9,045,551
Financials	9,016,619	—	—		9,016,619
Industrials	7,512,644	—	—		7,512,644
Consumer Discretionary	2,790,741	—	—		2,790,741
Utilities	1,568,349	—	—		1,568,349
Consumer Staples	1,552,964	—	—		1,552,964
Energy	1,090,941	—	—		1,090,941
Governments - Treasuries	—	26,802,028	—		26,802,028
Agencies	—	2,216,683	—		2,216,683
Short-Term Investments	2,596,556	—	—		2,596,556

Total Investments in Securities	56,567,624	29,018,711	0	(a)	85,586,335
Other Financial Instruments(b)	—	—	—		—

Total	$56,567,624	$29,018,711	$0	(a)	$85,586,335

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2025 is as follows:

Fund	Market Value 08/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,037	$20,029	$20,469	$2,597	$75